Inventories, net	12 Months Ended
Dec. 31, 2014
Inventories, net
Inventories, net

9.  Inventories, net

Inventories, net, consist of the following:

	As of December 31,
	2013	2014
	RMB	RMB
Products	6,358,151	12,119,359
Packing materials and others	28,004	71,484
Inventories, net	6,386,155	12,190,843